Major Customers (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Major Customers (Textual)
Concentration Risk Percentage Total	10.00%
Customer [Member]
Major Customers (Textual)
Revenues Percentage	12.00%	12.00%